Note 21 - Deferred tax assets and liabilities - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets	$ (208,870)	$ (245,547)
Deferred tax liabilities	269,069	274,721
Net deferred tax liability (asset)	60,199	29,174
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year	29,174	49,211
Translation differences	822	(133)
Decrease due to sale of subsidiaries		(533)
Charged to other comprehensive income	2,673	6,648
Income statement charge / (credit)	27,530	(26,019)
At the end of the year	$ 60,199	$ 29,174